UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 76.4%
Automotive & Auto Parts: 2.6%
	Fiat Chrysler Finance Europe S.A.
EUR 1,275,000	6.750%, 10/14/19	$1,695,854
	IHO Verwaltungs GmbH
EUR 675,000	3.750% Cash or 4.500% PIK, 9/15/26	845,645
	Peugeot S.A.
EUR 1,125,000	2.000%, 3/23/24	1,355,479
	Schaeffler Finance B.V.
EUR 1,000,000	3.500%, 5/15/22	1,207,635
	Volkswagen International Finance NV
EUR 500,000	5.125%, 9/4/65 [6]	663,261
EUR 900,000	3.875%, 6/14/66 [6]	1,057,269
	ZF North America Capital, Inc.
1,300,000	4.500%, 4/29/22 [1]	1,371,500
EUR 900,000	2.750%, 4/27/23	1,148,907
		9,345,550

Banking: 8.5%
	AK Finansal Kiralama A/S
615,000	4.125%, 4/17/18	617,039
	Akbank TAS
1,100,000	6.500%, 3/9/18	1,118,051
	Alfa Bank AO Via Alfa Bond Issuance PLC
1,300,000	5.000%, 11/27/18	1,330,632
	Allied Irish Banks PLC
EUR 1,225,000	7.375%, 12/29/49 [6]	1,612,769
	Ally Financial, Inc.
1,550,000	6.250%, 12/1/17	1,560,850
	Banco Santander Mexico S.A.
3,129,000	4.125%, 11/9/22	3,287,640
400,000	5.950%, 1/30/24 [6]	419,000
	Bank of Ireland
EUR 1,350,000	7.375%, 6/18/66 [6]	1,777,497
	Bankia S.A.
EUR 1,400,000	4.000%, 5/22/24 [6]	1,726,147
	CaixaBank S.A.
EUR 1,400,000	3.500%, 2/15/27 [6]	1,752,176
	Credit Agricole S.A.
1,450,000	8.125%, 9/19/33 [6]	1,526,927
	Credit Suisse AG
EUR 1,175,000	5.750%, 9/18/25 [6]	1,572,760
	Erste Group Bank AG
1,400,000	5.500%, 5/26/25 [6]	1,489,250
	Global Bank Corp.
900,000	5.125%, 10/30/19	942,300
	Ibercaja Banco S.A.
EUR 600,000	5.000%, 7/28/25 [6]	724,798

	ICBC Standard Bank PLC
2,445,000	8.125%, 12/2/19	2,712,752
	Itau Unibanco Holding S.A.
1,600,000	2.850%, 5/26/18	1,607,200
	JPMorgan Chase & Co.
1,735,000	2.214% (3 Month LIBOR USD + 0.900%), 4/25/23 [2]	1,748,650
	Raiffeisen Bank International AG
EUR 800,000	4.500%, 2/21/25 [6]	1,015,246
	UBS AG
EUR 2,000,000	4.750%, 2/12/26 [6]	2,619,144
		31,160,828

Broadcasting: 1.7%
	AMC Networks, Inc.
775,000	4.750%, 8/1/25	784,687
	EW Scripps Co.
250,000	5.125%, 5/15/25 [1]	255,625
	Lions Gate Entertainment Corp.
1,125,000	5.875%, 11/1/24 [1]	1,186,875
	Netflix, Inc.
850,000	5.500%, 2/15/22	930,750
	Sirius XM Radio, Inc.
1,725,000	3.875%, 8/1/22 [1]	1,772,783
1,375,000	5.000%, 8/1/27 [1]	1,409,375
		6,340,095

Building Materials: 1.5%
	CEMEX Finance LLC
2,650,000	9.375%, 10/12/22	2,782,500
	Masco Corp.
1,025,000	3.500%, 4/1/21	1,057,667
	Standard Industries, Inc.
1,725,000	5.500%, 2/15/23 [1]	1,830,656
		5,670,823

Cable/Satellite TV: 3.7%
	Altice Finco S.A.
EUR 1,275,000	9.000%, 6/15/23	1,669,073
	Altice U.S. Finance I Corp.
400,000	5.375%, 7/15/23 [1]	424,000
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,250,000	5.125%, 5/1/23 [1]	1,304,687
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
522,000	6.375%, 9/15/20 [1]	534,398
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,360,000	4.908%, 7/23/25	1,456,163
	CSC Holdings LLC
475,000	10.125%, 1/15/23 [1]	549,219
400,000	10.875%, 10/15/25 [1]	495,500
	DISH DBS Corp.
1,250,000	5.875%, 11/15/24	1,314,844
	Midcontinent Communications / Midcontinent Finance Corp.
1,100,000	6.875%, 8/15/23 [1]	1,190,750
	UPC Holding B.V.
2,500,000	6.750%, 3/15/23	2,743,817

	Ziggo Bond Co. B.V.
EUR 1,450,000	7.125%, 5/15/24	1,931,931
		13,614,382

Capital Goods: 0.7%
	Hutchison Whampoa Europe Finance 13 Ltd.
EUR 630,000	3.750%, 5/10/66 [6]	759,538
	NEW Areva Holding S.A.
EUR 1,400,000	3.250%, 9/4/20	1,748,056
		2,507,594

Chemicals: 1.3%
	Blue Cube Spinco, Inc.
425,000	9.750%, 10/15/23	518,500
	Consolidated Energy Finance S.A.
725,000	6.875%, 6/15/25 [1]	762,156
	Phosagro OAO Via Phosagro Bond Funding DAC
925,000	4.204%, 2/13/18	931,593
1,368,000	3.950%, 11/3/21	1,390,657
	PQ Corp.
1,000,000	6.750%, 11/15/22 [1]	1,087,500
		4,690,406

Consumer Products: 1.5%
	Nassa Topco A/S
EUR 1,200,000	2.875%, 4/6/24	1,432,954
	Newell Brands, Inc.
2,530,000	3.850%, 4/1/23	2,661,223
	Spectrum Brands, Inc.
1,250,000	6.625%, 11/15/22	1,306,250
		5,400,427

Containers: 0.4%
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
1,600,000	5.750%, 10/15/20	1,630,080

Diversified Financial Services: 3.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
860,000	5.000%, 10/1/21	928,819
2,415,000	3.950%, 2/1/22	2,516,155
	DAE Funding LLC
1,325,000	5.000%, 8/1/24 [1]	1,361,437
	Fly Leasing Ltd.
500,000	5.25%, 10/15/24	500,000
	Garfunkelux Holdco 3 S.A.
GBP 1,200,000	8.500%, 11/1/22	1,738,132
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
500,000	5.250%, 3/15/22 [1]	511,250
375,000	5.250%, 10/1/25 [1]	372,424
	LHC3 PLC
EUR 875,000	4.125% Cash or 4.875% PIK, 8/15/24	1,053,642
	Lincoln Finance Ltd.
EUR 1,775,000	6.875%, 4/15/21	2,231,201
		11,213,060

Diversified Media: 1.7%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,186,500
	Clear Channel Worldwide Holdings, Inc.
700,000	6.500%, 11/15/22	721,875
	Lamar Media Corp.
1,550,000	5.375%, 1/15/24	1,639,125
	Match Group, Inc.
375,000	6.375%, 6/1/24	409,688
	Outfront Media Capital LLC / Outfront Media Capital Corp.
750,000	5.625%, 2/15/24	784,687
75,000	5.875%, 3/15/25	78,844
	TEGNA, Inc.
750,000	5.125%, 7/15/20	770,625
	Videotron Ltd.
675,000	5.125%, 4/15/27 [1]	703,485
		6,294,829

Energy: 11.0%
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
800,000	6.250%, 10/15/22	855,000
	Cheniere Energy Partners LP
800,000	5.250%, 10/1/25 [1]	820,000
	Concho Resources, Inc.
1,200,000	3.750%, 10/1/27	1,206,316
	Delek & Avner Tamar Bond Ltd.
1,620,000	3.839%, 12/30/18 [1]	1,652,894
	Gazprom OAO Via Gaz Capital S.A.
3,685,000	3.375%, 11/30/18	3,942,438
1,350,000	9.250%, 4/23/19	1,476,997
1,000,000	5.999%, 1/23/21	1,081,225
	Gulf South Pipeline Co. LP
1,340,000	4.000%, 6/15/22	1,381,627
	MOL Group Finance S.A.
1,100,000	6.250%, 9/26/19	1,184,172
	NGPL PipeCo LLC
150,000	4.875%, 8/15/27 [1]	157,552
	Pertamina Persero PT
750,000	5.250%, 5/23/21	812,949
	Petrobras Global Finance B.V.
1,650,000	5.750%, 1/20/20	1,742,813
1,450,000	4.875%, 3/17/20	1,511,625
	Petroleos Mexicanos
630,000	4.875%, 1/24/22	662,288
416,000	4.875%, 1/24/22	437,320
1,600,000	4.770% (3 Month LIBOR USD + 3.650%), 3/11/22 [2]	1,744,080
EUR 685,000	3.750%, 2/21/24	862,592
765,000	6.875%, 8/4/26	872,100
	Plains All American Pipeline LP / PAA Finance Corp.
1,130,000	2.600%, 12/15/19	1,128,300

	Sabine Pass Liquefaction LLC
750,000	5.625%, 2/1/21	812,276
1,300,000	5.625%, 4/15/23	1,442,528
675,000	5.875%, 6/30/26	754,433
2,275,000	5.000%, 3/15/27	2,428,226
1,500,000	4.200%, 3/15/28	1,515,148
	Sinopec Group Overseas Development 2016 Ltd.
2,075,000	2.750%, 5/3/21	2,091,065
	Southern Star Central Corp.
4,325,000	5.125%, 7/15/22 [1]	4,481,781
	Sunoco Logistics Partners Operations LP
1,825,000	4.000%, 10/1/27	1,821,863
900,000	5.400%, 10/1/47	918,888
	Tengizchevroil Finance Co. International Ltd.
775,000	4.000%, 8/15/26	770,161
		40,568,657

Environmental: 0.1%
	GFL Environmental, Inc.
200,000	5.625%, 5/1/22 [1]	209,000

Food & Drug Retail: 0.4%
	Tesco PLC
GBP 975,000	6.125%, 2/24/22	1,489,755

Food/Beverage/Tobacco: 4.4%
	Bunge Ltd. Finance Corp.
525,000	3.000%, 9/25/22	526,196
	Coca-Cola Icecek AS
555,000	4.215%, 9/19/24	562,984
	Constellation Brands, Inc.
1,200,000	4.250%, 5/1/23	1,287,872
2,425,000	4.750%, 11/15/24	2,662,310
2,008,000	4.500%, 5/9/47	2,116,227
	Grupo Bimbo S.A.B. de CV
3,430,000	3.875%, 6/27/24	3,552,832
	Minerva Luxembourg S.A.
475,000	6.500%, 9/20/26	481,650
	Pilgrim's Pride Corp.
125,000	5.750%, 3/15/25 [1]	129,375
525,000	5.875%, 9/30/27 [1]	537,469
	Post Holdings, Inc.
1,825,000	6.000%, 12/15/22 [1]	1,918,531
1,800,000	5.750%, 3/1/27 [1]	1,863,000
	Sigma Alimentos S.A. de CV
715,000	4.125%, 5/2/26	724,831
		16,363,277

Gaming: 0.2%
	CRC Escrow Issuer LLC
800,000	5.25%, 10/15/25	800,000

Healthcare: 4.0%
	Avantor, Inc.
650,000	6.000%, 10/1/24 [1]	667,063
	Becton Dickinson and Co.
1,800,000	2.894%, 6/6/22	1,807,787
1,675,000	3.734%, 12/15/24	1,713,537
	Centene Corp.
1,500,000	6.125%, 2/15/24	1,625,625
	Fresenius Medical Care U.S. Finance II, Inc.
1,025,000	4.125%, 10/15/20 [1]	1,073,656
	HCA Healthcare, Inc.
1,000,000	6.250%, 2/15/21	1,085,000
	Hill-Rom Holdings, Inc.
750,000	5.750%, 9/1/23 [1]	795,000
	Molina Healthcare, Inc.
900,000	5.375%, 11/15/22	932,040
	MPH Acquisition Holdings LLC
1,175,000	7.125%, 6/1/24 [1]	1,266,063
	MPT Operating Partnership LP / MPT Finance Corp.
EUR 1,325,000	4.000%, 8/19/22	1,726,321
	Valeant Pharmaceuticals International, Inc.
875,000	6.375%, 10/15/20 [1]	879,375
350,000	6.500%, 3/15/22 [1]	371,000
600,000	7.000%, 3/15/24 [1]	642,054
		14,584,521

Homebuilders/Real Estate: 2.9%
	ATF Netherlands B.V.
EUR 1,900,000	3.750%, 1/20/66 [6]	2,333,737
	CPI Property Group S.A.
EUR 525,000	2.125%, 10/4/24	624,847
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,150,000	2.875%, 7/15/22	1,389,446
	Digital Realty Trust LP
1,175,000	3.700%, 8/15/27	1,188,467
	Immobiliare Grande Distribuzione SIIQ SpA
EUR 629,000	2.500%, 5/31/21	788,697
	JAFZ Sukuk 2019 Ltd.
1,100,000	7.000%, 6/19/19	1,188,204
	Kennedy Wilson Europe Real Estate PLC
EUR 2,200,000	3.250%, 11/12/25	2,642,580
	SATO Oyj
EUR 392,000	2.375%, 3/24/21	489,635
		10,645,613

Insurance: 0.4%
	Fukoku Mutual Life Insurance Co.
1,120,000	6.500%, 9/19/49 [6]	1,267,862
	Radian Group, Inc.
350,000	4.500%, 10/1/24	357,875
		1,625,737

Metals/Mining: 3.1%
	Corp. Nacional del Cobre de Chile
1,065,000	3.625%, 8/1/27	1,066,427
1,065,000	4.500%, 8/1/47	1,086,588
	First Quantum Minerals Ltd.
1,950,000	7.000%, 2/15/21 [1]	2,015,812
	Freeport-McMoRan, Inc.
575,000	2.300%, 11/14/17	575,187
500,000	3.100%, 3/15/20	502,875
	Lundin Mining Corp.
367,000	7.875%, 11/1/22 [1]	400,947
	Vale Overseas Ltd.
1,750,000	5.875%, 6/10/21	1,928,500
1,100,000	5.875%, 6/10/21	1,212,200
	Vedanta Resources PLC
600,000	6.375%, 7/30/22	625,500
	VM Holding S.A.
600,000	5.375%, 5/4/27	631,500
	Votorantim S.A.
1,123,000	6.625%, 9/25/19	1,198,803
		11,244,339

Paper: 0.2%
	Inversiones CMPC S.A.
800,000	6.125%, 11/5/19 [1]	863,754

Restaurants: 1.0%
	New Red Finance, Inc.
2,100,000	4.625%, 1/15/22 [1]	2,160,375
894,000	6.000%, 4/1/22 [1]	922,720
750,000	5.000%, 10/15/25 [1]	763,050
		3,846,145

Services: 0.5%
	H&E Equipment Services, Inc.
1,025,000	5.625%, 9/1/25 [1]	1,083,938
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24	420,000
	West Street Merger Sub, Inc.
300,000	6.375%, 9/1/25 [1]	300,000
		1,803,938

Steel: 1.3%
	Commercial Metals Co.
875,000	5.375%, 7/15/27	920,937
	Severstal OAO Via Steel Capital S.A.
960,000	6.700%, 10/25/17	963,386
1,200,000	3.850%, 8/27/21	1,229,508
	Steel Dynamics, Inc.
1,150,000	5.125%, 10/1/21	1,185,937
	TMK OAO Via TMK Capital S.A.
500,000	6.750%, 4/3/20	525,944
		4,825,712

Super Retail: 0.5%
	Dollar Tree, Inc.
900,000	5.750%, 3/1/23	954,000
	Hanesbrands Finance Luxembourg SCA
EUR 625,000	3.500%, 6/15/24	794,897
		1,748,897

Technology: 3.2%
	Baidu, Inc.
1,095,000	2.750%, 6/9/19	1,108,794
	Lenovo Group Ltd.
2,325,000	4.700%, 5/8/19	2,388,105
	Nuance Communications, Inc.
650,000	5.625%, 12/15/26 [1]	692,250
	NXP B.V. / NXP Funding LLC
7,025,000	3.875%, 9/1/22 [1]	7,341,125
	VeriSign, Inc.
400,000	4.750%, 7/15/27	414,000
		11,944,274

Telecommunications: 10.3%
	America Movil S.A.B. de CV
2,230,000	3.125%, 7/16/22	2,290,565
	American Tower Corp.
1,000,000	3.375%, 10/15/26	990,381
	Arqiva Broadcast Finance PLC
GBP 650,000	9.500%, 3/31/20	927,526
	Bulgarian Telecommunications Co. EAD
EUR 375,000	6.625%, 11/15/18	447,075
	Crown Castle International Corp.
2,950,000	3.200%, 9/1/24	2,940,519
1,375,000	4.450%, 2/15/26	1,458,298
	GCI, Inc.
1,975,000	6.750%, 6/1/21	2,026,844
	Intelsat Jackson Holdings S.A.
1,750,000	8.000%, 2/15/24 [1]	1,885,625
	Orange S.A.
GBP 1,000,000	5.875%, 12/29/49 [6]	1,495,479
	SBA Communications Corp.
1,750,000	4.875%, 7/15/22	1,811,250
	SES S.A.
EUR 1,975,000	4.625%, 1/2/66 [6]	2,504,114
	Sprint Communications, Inc.
1,675,000	7.000%, 8/15/20	1,834,326
	Sprint Corp.
1,450,000	7.625%, 2/15/25	1,666,594
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5,185,000	3.360%, 9/20/21 [1]	5,275,737
	Telefonica Europe B.V.
GBP 700,000	6.750%, 11/26/50 [6]	1,041,422
	Telesat Canada / Telesat LLC
1,150,000	8.875%, 11/15/24 [1]	1,298,062
	T-Mobile USA, Inc.
1,500,000	6.836%, 4/28/23	1,588,125
1,150,000	6.500%, 1/15/26	1,272,187

	Verizon Communications, Inc.
2,175,000	4.500%, 8/10/33	2,234,801
	Wind Acquisition Finance S.A.
EUR 1,050,000	7.000%, 4/23/21	1,292,030
	Zayo Group LLC / Zayo Capital, Inc.
900,000	6.000%, 4/1/23	955,125
600,000	5.750%, 1/15/27 [1]	637,500
		37,873,585

Transportation Excluding Air/Rail: 1.1%
	HPHT Finance 15 Ltd.
1,350,000	2.875%, 3/17/20	1,362,628
	HPHT Finance 17 Ltd.
1,840,000	2.750%, 9/11/22	1,824,590
	XPO Logistics, Inc.
975,000	6.125%, 9/1/23 [1]	1,021,313
		4,208,531

Utilities: 5.2%
	Enel SpA
GBP 1,750,000	7.750%, 9/10/75 [6]	2,688,062
	FirstEnergy Corp.
3,350,000	3.900%, 7/15/27	3,408,799
2,125,000	4.850%, 7/15/47	2,238,957
	Indiantown Cogeneration LP
627,820	9.770%, 12/15/20	675,056
	Israel Electric Corp. Ltd.
1,950,000	5.625%, 6/21/18	1,995,825
770,000	9.375%, 1/28/20	891,217
	PPL Capital Funding, Inc.
1,550,000	3.400%, 6/1/23	1,597,840
	RWE AG
GBP 1,400,000	7.000%, 3/20/49 [6]	2,010,595
	State Grid Overseas Investment 2016 Ltd.
1,390,000	2.750%, 5/4/22	1,393,437
	Transportadora de Gas Internacional S.A.
2,000,000	5.700%, 3/20/22	2,066,000
		18,965,788

TOTAL CORPORATE BONDS
(Cost $275,337,801)		281,479,597

CONVERTIBLE BONDS: 0.2%
Banking: 0.2%
	de Volksbank NV
EUR 600,000	3.750%, 11/5/25 [1,6]	767,209

TOTAL CONVERTIBLE BONDS
(Cost $731,436)		767,209

U.S. GOVERNMENT NOTES/BONDS: 1.0%
	United States Treasury Note/Bond
3,700,000	2.750%, 8/15/47	3,620,291

TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $3,622,823)		3,620,291

BANK LOANS: 19.9%
Automotive & Auto Parts: 1.3%
	Dexko Global, Inc.
EUR 571,429	4.500% (3 Month EURIBOR + 4.500%), 7/24/24 [2,3]	681,953
EUR 1,428,571	4.500% (3 Month EURIBOR + 4.500%), 7/12/24 [2,3]	1,704,881
	Gates Global LLC
EUR 1,990,000	3.500% (3 Month EURIBOR + 3.500%), 3/31/24 [2,3]	2,370,784
		4,757,618

Broadcasting: 0.2%
	Lions Gate Entertainment Corp.
289,063	4.235% (1 Month LIBOR USD + 3.000%), 12/8/23 [2,3]	291,712
	Mission Broadcasting, Inc.
60,548	3.737% (1 Month LIBOR USD + 2.500%), 1/17/24 [2,3]	60,786
	Nexstar Broadcasting, Inc.
499,387	3.737% (1 Month LIBOR USD + 2.500%), 1/17/24 [2,3]	501,350
		853,848

Building Materials: 0.3%
	HD Supply, Inc.
1,240,625	3.833% (3 Month LIBOR USD + 2.500%), 10/17/23 [2,3]	1,249,415

Cable/Satellite TV: 2.0%
	Atlantic Broadband
2,650,000	3.674% (3 Month LIBOR USD + 2.375%), 8/9/24 [2,3,4,5]	2,637,571
	Midcontinent Communications
1,315,063	3.481% (1 Month LIBOR USD + 2.250%), 12/31/23 [2,3]	1,322,460
	SFR Group S.A.
EUR 2,000,000	3.000% (3 Month EURIBOR + 3.000%), 7/31/25 [2,3]	2,376,161
	Ziggo Bond Co. B.V.
1,025,000	3.734% (1 Month LIBOR USD + 2.500%), 4/15/25 [2,3]	1,025,323
		7,361,515

Capital Goods: 0.3%
	OEP Trafo BidCo GmbH
EUR 1,000,000	4.000% (6 Month EURIBOR + 4.000%), 6/28/24 [2,3,4,5]	1,196,348

Chemicals: 0.6%
	Colouroz Investment 1 GmbH
EUR 1,000,000	3.750% (3 Month EURIBOR + 3.000%), 9/7/21 [2,3,4,5]	1,167,119
EUR 1,000,000	3.750% (3 Month EURIBOR + 3.000%), 9/7/21 [2,3,4,5]	1,167,120
		2,334,239

Containers: 1.4%
	Coveris Holdings S.A.
EUR 1,795,043	5.000% (3 Month EURIBOR + 4.000%), 6/24/22 [2,3,4,5]	2,102,986
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
495,009	3.985% (1 Month LIBOR USD + 2.750%), 2/3/23 [2,3]	497,437
	Verallia Packaging S.A.
EUR 2,000,000	2.750% (6 Month EURIBOR + 2.750%), 10/29/22 [2,3,4,5]	2,369,484
		4,969,907

Diversified Financial Services: 0.5%
	Park Resorts
GBP 1,350,000	4.504% (1 Month PIBOR GBP + 4.250%), 2/9/24 [2,3,4,5]	1,815,030

Diversified Media: 0.5%
	Cision Ltd.
EUR 1,590,909	4.250% (1 Month EURIBOR + 4.250%), 6/16/23 [2,3]	1,904,569

Energy: 0.3%
	Intervias Finco Ltd.
EUR 1,000,000	4.000% (3 Month EURIBOR + 4.000%), 1/31/23 [2,3,4,5]	1,192,164

Food/Beverage/Tobacco: 1.8%
	Chobani LLC
1,091,750	5.485% (1 Month LIBOR USD + 4.250%), 10/10/23 [2,3]	1,102,668
	Holland & Barrett International Ltd.
GBP 1,376,209	5.495% (1 Month LIBOR GBP + 5.250%), 8/30/24 [2,3]	1,800,650
	Pinnacle Foods Finance LLC
1,916,021	3.232% (1 Month LIBOR USD + 2.000%), 2/2/24 [2,3]	1,923,599
	Post Holdings, Inc.
598,500	3.490% (1 Month LIBOR USD + 2.250%), 5/24/24 [2,3]	600,619
	Refresco Group NV
EUR 1,000,000	2.750% (3 Month EURIBOR + 2.750%), 9/26/24 [2,3]	1,195,485
		6,623,021

Healthcare: 2.5%
	Avantor Performance Materials, Inc.
3,500,000	5.316% (3 Month LIBOR USD + 4.000%), 9/20/24 [2,3,4,5]	3,514,595
	Endo International PLC
1,845,375	5.500% (1 Month LIBOR USD + 4.250%), 4/29/24 [2,3]	1,866,135
	Envision Healthcare Corp.
769,188	4.240% (1 Month LIBOR USD + 3.000%), 12/1/23 [2,3]	772,314
	ExamWorks Group, Inc.
564,311	4.485% (1 Month LIBOR USD + 3.250%), 7/27/23 [2,3]	568,402
	Grifols Worldwide Operations USA, Inc.
2,512,375	3.447% (1 Week LIBOR USD + 2.250%), 1/31/25 [2,3]	2,519,787
		9,241,233

Homebuilders/Real Estate: 0.3%
	Apleona GmbH
EUR 1,000,000	4.500% (3 Month EURIBOR + 4.500%), 8/31/23 [2,3,4,5]	1,199,049

Leisure: 0.7%
	Dorna Sports S.L.
EUR 2,000,000	3.000% (7 Month EURIBOR + 3.000%), 4/12/24 [2,3,4,5]	2,374,128

Paper: 0.4%
	Nordic Packaging & Container (Finland) Holdings
EUR 1,212,121	5.000% (3 Month EURIBOR + 5.000%), 11/16/23 [2,3,4,5]	1,452,654

Services: 1.5%
	Change Healthcare Holdings LLC
1,467,625	3.985% (1 Month LIBOR USD + 2.750%), 3/1/24 [2,3]	1,473,224
	Techem GmbH
EUR 1,507,937	3.000% (3 Month EURIBOR + 3.000%), 10/2/24 [2,3,4,5]	1,795,373
	Verisure Holding AB
EUR 2,000,000	3.000% (3 Month EURIBOR + 3.000%), 10/21/22 [2,3,4,5]	2,370,642
		5,639,239

Super Retail: 0.7%
	BJ's Wholesale Club, Inc.
2,543,625	4.982% (1 Month LIBOR USD + 3.750%), 2/2/24 [2,3]	2,444,602

Technology: 2.6%
	Assystem Energy & Infrastructure
EUR 1,000,000	4.750% (1 Week EURIBOR + 4.750%), 7/12/24 [2,3,4,5]	1,170,074
	Avaloq Group AG
EUR 1,000,000	4.250% (3 Month EURIBOR + 4.250%), 5/31/24 [2,3,4,5]	1,184,848
	Dell International LLC
1,985,025	3.740% (1 Month LIBOR USD + 2.500%), 9/7/23 [2,3]	1,994,226
	Digicert Holdings, Inc.
550,000	6.066% (3 Month LIBOR USD + 4.750%), 9/20/24 [2,3,4,5]	556,187
	Equinix, Inc.
EUR 2,494,748	2.500% (3 Month EURIBOR + 2.500%), 1/5/24 [2,3,4,5]	2,964,816
	Seahawk Holdings Co., Inc.
1,652,345	7.235% (1 Month LIBOR USD + 6.000%), 10/31/22 [2,3]	1,679,196
		9,549,347

Telecommunications: 1.5%
	Eircom Holdings (Ireland) Ltd.
EUR 2,500,000	3.250% (1 Month EURIBOR + 3.250%), 4/19/24 [2,3,4,5]	2,971,354
	Sprint Communications, Inc.
2,487,500	3.750% (1 Month LIBOR USD + 2.500%), 2/2/24 [2,3]	2,492,425
		5,463,779

Utilities: 0.5%
	Dayton Power & Light Co.
669,938	4.490% (1 Month LIBOR USD + 3.250%), 8/22/22 [2,3]	679,572
	Lightstone Generation LLC TLB
930,334	5.735% (1 Month LIBOR USD + 4.500%), 1/30/24 [2,3]	928,203
	Lightstone Generation LLC TLC
58,000	5.735% (1 Month LIBOR USD + 4.500%), 1/30/24 [2,3]	57,867
		1,665,642

TOTAL BANK LOANS
(Cost $71,936,134)		73,287,347

TOTAL INVESTMENTS IN SECURITIES: 97.5%
(Cost $351,628,194)		359,154,444
Other Assets in Excess of Liabilities: 2.5%		9,395,871
TOTAL NET ASSETS: 100.0%		$368,550,315

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
GBP	Great Britain Pound
PIK	Payment-in-Kind - represents the security may pay interest in additional Par.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2017 the value of these securities amounted to $61,249,641 or 16.6% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2017. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate.  Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Step-up bond; rate shown is the rate in effect on September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$351,628,194
Gross unrealized appreciation	8,138,540
Gross unrealized depreciation	(612,290)
Net unrealized appreciation	$7,526,250

+Because tax adjustments are calculated annually at the end of the Muzinich Credit Opportunities Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Schedule of Forward Foreign Currency Exchange Contracts
September 30, 2017 (Unaudited)

The Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

	Amount of	Amount of	Amount of	Amount of
Forward	Currency to be	Currency to be	Currency to be	Currency to be	Unrealized
Settlement	Delivered in	Delivered in	Received in	Received in	Appreciation
Date	Local Currency	U.S. Dollars	Local Currency	U.S. Dollars	(Depreciation)
12/11/2017	CHF 6,800,000	$7,057,622	$7,118,950	$7,118,950	$61,328
12/11/2017	EUR 72,000,000	85,449,815	86,243,024	86,243,024	793,209
12/11/2017	GBP 12,000,000	16,116,862	16,324,380	$16,324,380	207,519
		$108,624,299		$109,686,354	$1,062,056

The Fund's average notional value of forward foreign currency exchange contracts outstanding during the period ended September 30, 2017, was $48,562,492.

The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$281,479,597	$–	$281,479,597
Convertible Bonds	–	767,209	–	767,209
U.S. Government Notes/Bonds	–	3,620,291	–	3,620,291
Bank Loans	–	73,287,347	–	73,287,347
Forward Foreign Currency Contracts	–	1,062,056	–	1,062,056
Total Assets:	$–	$360,216,500	$–	$360,216,500

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers at the end of the period.

The tables below show the effects of derivative instruments on the financial statements.

Statements of Assets & Liabilities:

Fair values of derivative instruments as of September 30, 2017 (unaudited):

	Asset Derivatives		Liability Derivatives
	as of September 30, 2017		as of September 30, 2017
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,062,056	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ -
		$1,062,056		$ -

Statements of Operations:

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2017 (unaudited):

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain on forward foreign currency exchange contracts	$(4,532,326)	$898,194

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions foverned under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2017(unaudited) .

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$1,062,056	$-	$1,062,056	$-	$-	$1,062,056
Total	$1,062,056	$-	$1,062,056	$-	$-	$1,062,056

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.0%
Aerospace/Defense: 2.1%
	Bombardier, Inc.
$50,000	8.750%, 12/1/21 [1]	$53,850
50,000	7.500%, 3/15/25 [1]	50,220
	Meccanica Holdings USA, Inc.
100,000	7.375%, 7/15/39 [1]	122,750
	TransDigm, Inc.
50,000	6.500%, 7/15/24	51,750
		278,570
Airlines: 0.4%
	American Airlines Group, Inc.
50,000	5.500%, 10/1/19 [1]	52,625

Automotive & Auto Parts: 2.2%
	American Axle & Manufacturing, Inc.
25,000	6.625%, 10/15/22	25,860
	Cooper-Standard Automotive, Inc.
50,000	5.625%, 11/15/26 [1]	51,250
	Dana Financing Luxembourg Sarl
50,000	6.500%, 6/1/26 [1]	54,125
	Gates Global LLC / Gates Global Co.
50,000	6.000%, 7/15/22 [1]	51,625
	Meritor, Inc.
75,000	6.250%, 2/15/24	80,156
	TI Group Automotive Systems LLC
25,000	8.750%, 7/15/23 [1]	26,625
		289,641
Banking: 1.8%
	Ally Financial, Inc.
25,000	8.000%, 11/1/31	32,373
	UniCredit SpA
200,000	5.861% (5 Year Mid Swap Rate USD + 3.700%), 6/19/32 [1,2]	210,113
		242,486
Broadcasting: 3.6%
	Gray Television, Inc.
75,000	5.875%, 7/15/26 [1]	77,437
	Lions Gate Entertainment Corp.
50,000	5.875%, 11/1/24 [1]	52,750
	Netflix, Inc.
50,000	5.500%, 2/15/22	54,750
	Nexstar Broadcasting, Inc.
75,000	5.625%, 8/1/24 [1]	77,813
	Sinclair Television Group, Inc.
75,000	5.625%, 8/1/24 [1]	77,156
	Sirius XM Radio, Inc.
25,000	3.875%, 8/1/22 [1]	25,693
50,000	6.000%, 7/15/24 [1]	53,937
	Tribune Media Co.
50,000	5.875%, 7/15/22	52,250
		471,786

Building Materials: 0.6%
	Standard Industries, Inc.
75,000	5.375%, 11/15/24 [1]	80,085

Cable/Satellite TV: 8.8%
	Altice Financing S.A.
200,000	6.625%, 2/15/23 [1]	212,500
	CCO Holdings LLC / CCO Holdings Capital Corp.
100,000	5.125%, 2/15/23	103,500
50,000	5.500%, 5/1/26 [1]	51,937
25,000	5.875%, 5/1/27 [1]	26,250
	CSC Holdings LLC
200,000	10.875%, 10/15/25 [1]	247,750
	DISH DBS Corp.
50,000	7.875%, 9/1/19	54,750
50,000	5.875%, 11/15/24	52,594
	Midcontinent Communications / Midcontinent Finance Corp.
75,000	6.875%, 8/15/23 [1]	81,188
	Radiate Holdco LLC / Radiate Finance, Inc.
50,000	6.625%, 2/15/25 [1]	49,000
	SFR Group S.A.
275,000	6.250%, 5/15/24 [1]	291,431
		1,170,900
Capital Goods: 1.0%
	ATS Automation Tooling Systems, Inc.
50,000	6.500%, 6/15/23 [1]	52,437
	Park-Ohio Industries, Inc.
75,000	6.625%, 4/15/27 [1]	81,188
		133,625
Chemicals: 2.1%
	CF Industries, Inc.
50,000	4.950%, 6/1/43	46,500
	Chemours Co.
25,000	6.625%, 5/15/23	26,719
	CSTN Merger Sub, Inc.
50,000	6.750%, 8/15/24 [1]	49,938
	CVR Partners LP / CVR Nitrogen Finance Corp.
50,000	9.250%, 6/15/23 [1]	53,437
	NOVA Chemicals Corp.
50,000	5.250%, 6/1/27 [1]	50,625
	PQ Corp.
50,000	6.750%, 11/15/22 [1]	54,375
		281,594
Consumer Products: 0.8%
	American Greetings Corp.
50,000	7.875%, 2/15/25 [1]	54,375
	Kronos Acquisition Holdings, Inc.
50,000	9.00%, 8/15/23 [1]	48,875
		103,250

Containers: 3.1%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
200,000	7.250%, 5/15/24 [1]	220,124
	BWAY Holding Co.
75,000	7.250%, 4/15/25 [1]	77,437
	Crown Americas LLC / Crown Americas Capital Corp. IV
50,000	4.500%, 1/15/23	52,750
	Sealed Air Corp.
50,000	6.875%, 7/15/33 [1]	58,875
		409,186
Diversified Financial Services: 2.9%
	Alliance Data Systems Corp.
50,000	5.375%, 8/1/22 [1]	51,750
	DAE Funding LLC
50,000	5.000%, 8/1/24 [1]	51,375
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
50,000	6.250%, 2/1/22	52,250
50,000	6.750%, 2/1/24	52,937
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
25,000	5.250%, 3/15/22 [1]	25,562
50,000	5.250%, 10/1/25 [1]	49,657
	LPL Holdings, Inc.
50,000	5.750%, 9/15/25 [1]	51,960
	Park Aerospace Holdings Ltd.
25,000	5.500%, 2/15/24 [1]	26,313
	Springleaf Finance Corp.
25,000	7.750%, 10/1/21	28,336
		390,140
Diversified Media: 1.8%
	Belo Corp.
25,000	7.750%, 6/1/27	28,437
	Cable One, Inc.
50,000	5.750%, 6/15/22 [1]	52,375
	Clear Channel Worldwide Holdings, Inc.
50,000	7.625%, 3/15/20	49,563
50,000	6.500%, 11/15/22	51,750
	Outfront Media Capital LLC / Outfront Media Capital Corp.
50,000	5.875%, 3/15/25	52,562
		234,687
Energy: 12.3%
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
25,000	6.125%, 10/15/21	25,813
	Antero Resources Corp.
25,000	5.125%, 12/1/22	25,687
	Archrock Partners LP / Archrock Partners Finance Corp.
50,000	6.000%, 4/1/21	49,250
	Baytex Energy Corp.
50,000	5.125%, 6/1/21 [1]	46,875
	Callon Petroleum Co.
25,000	6.125%, 10/1/24	26,000

	Carrizo Oil & Gas, Inc.
25,000	6.250%, 4/15/23	25,500
	Cheniere Energy Partners LP
50,000	5.250%, 10/1/25 [1]	51,250
	Chesapeake Energy Corp.
75,000	8.000%, 1/15/25 [1]	75,937
	Continental Resources, Inc.
75,000	3.800%, 6/1/24	72,750
25,000	4.900%, 6/1/44	22,812
	Covey Park Energy LLC
25,000	7.500%, 5/15/25 [1]	25,969
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
50,000	6.250%, 4/1/23	51,812
	Delek Logistics Partners LP
50,000	6.750%, 5/15/25 [1]	50,625
	Endeavor Energy Resources LP / EER Finance, Inc.
50,000	7.000%, 8/15/21 [1]	51,937
	Forum Energy Technologies, Inc.
50,000	6.250%, 10/1/21	50,375
	Gulfport Energy Corp.
50,000	6.000%, 10/15/24	50,625
	Hilcorp Energy I LP / Hilcorp Finance Co.
25,000	5.000%, 12/1/24 [1]	24,625
	Jonah Energy LLC
75,000	7.250%, 10/15/25 [1]	75,750
	Laredo Petroleum, Inc.
50,000	5.625%, 1/15/22	50,625
	Matador Resources Co.
50,000	6.875%, 4/15/23	53,187
	MEG Energy Corp.
50,000	6.500%, 1/15/25 [1]	49,000
	Murphy Oil Corp.
50,000	5.750%, 8/15/25	51,620
	Newfield Exploration Co.
50,000	5.375%, 1/1/26	52,812
	Oasis Petroleum, Inc.
50,000	6.875%, 1/15/23	51,000
	Parsley Energy LLC / Parsley Finance Corp.
50,000	5.250%, 8/15/25 [1]	51,062
	Precision Drilling Corp.
25,000	6.500%, 12/15/21	25,438
	QEP Resources, Inc.
25,000	6.875%, 3/1/21	26,438
	Rice Energy, Inc.
50,000	6.250%, 5/1/22	52,313
	Rowan Companies., Inc.
50,000	4.875%, 6/1/22	47,125
	SESI LLC
25,000	7.750%, 9/15/24 [1]	25,938
	SM Energy Co.
50,000	5.000%, 1/15/24	47,375

	Southwestern Energy Co.
50,000	4.100%, 3/15/22	48,312
25,000	7.750%, 10/1/27	25,969
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
50,000	4.250%, 11/15/23	49,813
	Weatherford International Ltd.
25,000	4.500%, 4/15/22	23,375
25,000	6.500%, 8/1/36	21,563
	Whiting Petroleum Corp.
25,000	6.250%, 4/1/23	24,719
	WPX Energy, Inc.
50,000	6.000%, 1/15/22	51,938
		1,633,214
Environmental: 0.5%
	Covanta Holding Corp.
62,000	5.875%, 7/1/25	61,148

Food/Beverage/Tobacco: 1.4%
	Lamb Weston Holdings, Inc.
50,000	4.625%, 11/1/24 [1]	52,375
	Pilgrim's Pride Corp.
25,000	5.875%, 9/30/27 [1]	25,594
	Post Holdings, Inc.
50,000	6.000%, 12/15/22 [1]	52,562
50,000	5.500%, 3/1/25 [1]	52,000
		182,531
Gaming: 1.0%
	CRC Escrow Issuer LLC
25,000	5.25%, 10/15/25 [1]	25,000
	GLP Capital LP / GLP Financing II, Inc.
50,000	5.375%, 11/1/23	54,937
	Scientific Games International, Inc.
50,000	7.000%, 1/1/22 [1]	53,188
		133,125
Healthcare: 8.1%
	Avantor, Inc.
25,000	9.000%, 10/1/25 [1]	25,610
	Centene Corp.
75,000	6.125%, 2/15/24	81,281
	CHS / Community Health Systems, Inc.
25,000	8.000%, 11/15/19	24,437
25,000	5.125%, 8/1/21	24,750
50,000	6.250%, 3/31/23	49,313
	Endo Finance LLC / Endo Finco, Inc.
125,000	5.375%, 1/15/23 [1]	102,500
	HCA Healthcare, Inc.
100,000	6.250%, 2/15/21	108,500
	HCA, Inc.
25,000	5.875%, 2/15/26	26,906
	HealthSouth Corp.
50,000	5.125%, 3/15/23	51,923
	LifePoint Health, Inc.
100,000	5.875%, 12/1/23	106,030

	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
50,000	5.750%, 8/1/22 [1]	49,125
	Molina Healthcare, Inc.
50,000	5.375%, 11/15/22	51,780
50,000	4.875%, 6/15/25 [1]	49,500
	MPT Operating Partnership LP / MPT Finance Corp.
25,000	6.375%, 3/1/24	27,094
25,000	5.000%, 10/15/27	25,687
	Tenet Healthcare Corp.
100,000	6.000%, 10/1/20	106,821
	Valeant Pharmaceuticals International, Inc.
75,000	6.375%, 10/15/20 [1]	75,375
100,000	6.125%, 4/15/25 [1]	88,000
		1,074,632
Homebuilders/Real Estate: 0.4%
	Lennar Corp.
25,000	4.875%, 12/15/23	26,532
	Starwood Property Trust, Inc.
25,000	5.000%, 12/15/21	26,156
		52,688
Insurance: 0.2%
	AssuredPartners, Inc.
25,000	7.000%, 8/15/25 [1]	25,656

Leisure: 0.2%
	Silversea Cruise Finance Ltd.
25,000	7.250%, 2/1/25 [1]	26,875

Metals/Mining: 7.8%
	Alcoa Nederland Holding B.V.
200,000	7.000%, 9/30/26 [1]	227,500
	Aleris International, Inc.
25,000	7.875%, 11/1/20	25,125
	Cliffs Natural Resources, Inc.
75,000	5.750%, 3/1/25 [1]	72,281
	CONSOL Energy, Inc.
25,000	5.875%, 4/15/22	25,375
	Freeport-McMoRan, Inc.
25,000	4.550%, 11/14/24	25,150
50,000	5.450%, 3/15/43	46,969
	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
75,000	7.375%, 12/15/23 [1]	81,562
	Natural Resource Partners LP / NRP Finance Corp.
50,000	10.500%, 3/15/22	53,125
	Novelis Corp.
50,000	6.250%, 8/15/24 [1]	52,260
125,000	5.875%, 9/30/26 [1]	127,187
	Rain CII Carbon LLC / CII Carbon Corp.
125,000	7.250%, 4/1/25 [1]	132,188
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
75,000	7.500%, 6/15/25 [1]	77,813
	Teck Resources Ltd.
25,000	8.500%, 6/1/24 [1]	28,750
50,000	6.00%, 8/15/40	54,500
		1,029,785

Paper: 1.0%
	Louisiana-Pacific Corp.
25,000	4.875%, 9/15/24	25,821
	Mercer International, Inc.
50,000	6.500%, 2/1/24	52,125
	Rayonier AM Products, Inc.
50,000	5.500%, 6/1/24 [1]	48,688
		126,634
Restaurants: 1.9%
	Golden Nugget, Inc.
50,000	8.750%, 10/1/25 [1]	51,000
	Landry's, Inc.
75,000	6.750%, 10/15/24 [1]	76,031
	New Red Finance, Inc.
44,000	6.000%, 4/1/22 [1]	45,414
	Yum! Brands, Inc.
25,000	5.250%, 6/1/26 [1]	26,531
50,000	4.750%, 6/1/27 [1]	51,625
		250,601
Services: 4.7%
	AECOM
75,000	5.875%, 10/15/24	83,453
25,000	5.125%, 3/15/27	25,906
	APX Group, Inc.
50,000	8.750%, 12/1/20	51,687
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
50,000	6.375%, 4/1/24 [1]	52,375
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 7/15/25 [1]	27,125
	GW Honos Security Corp.
75,000	8.750%, 5/15/25 [1]	80,156
	H&E Equipment Services, Inc.
50,000	5.625%, 9/1/25 [1]	52,875
	Hertz Corp.
25,000	7.625%, 6/1/22 [1]	25,844
25,000	5.500%, 10/15/24 [1]	22,625
	Staples, Inc.
25,000	8.500%, 9/15/25 [1]	24,375
	United Rentals North America, Inc.
25,000	4.625%, 10/15/25	25,375
50,000	5.875%, 9/15/26	54,500
	West Street Merger Sub, Inc.
100,000	6.375%, 9/1/25 [1]	100,000
		626,296
Steel: 2.7%
	AK Steel Corp.
50,000	7.000%, 3/15/27	51,187
	ArcelorMittal
50,000	6.125%, 6/1/25	57,750
50,000	8.00%, 10/15/39	60,250
	Big River Steel LLC / BRS Finance Corp.
50,000	7.250%, 9/1/25 [1]	53,175
	TMS International Corp.
75,000	7.250%, 8/15/25 [1]	76,875
	Zekelman Industries, Inc.
50,000	9.875%, 6/15/23 [1]	56,500
		355,737

Super Retail: 1.5%
	Asbury Automotive Group, Inc.
50,000	6.000%, 12/15/24	52,500
	Group 1 Automotive, Inc.
75,000	5.250%, 12/15/23 [1]	76,313
	L Brands, Inc.
25,000	5.625%, 10/15/23	26,719
25,000	6.750%, 7/1/36	24,307
	PetSmart, Inc.
25,000	7.125%, 3/15/23 [1]	19,557
		199,396
Technology: 4.1%
	CommScope Technologies LLC
25,000	6.000%, 6/15/25 [1]	26,844
	Dell International LLC / EMC Corp.
25,000	6.020%, 6/15/26 [1]	27,810
	Equinix, Inc.
50,000	5.875%, 1/15/26	55,062
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
25,000	6.000%, 7/15/25 [1]	26,281
	NXP B.V. / NXP Funding LLC
200,000	3.875%, 9/1/22 [1]	209,000
	Rackspace Hosting, Inc.
50,000	8.625%, 11/15/24 [1]	53,480
	Solera LLC / Solera Finance, Inc.
50,000	10.500%, 3/1/24 [1]	57,173
	VeriSign, Inc.
25,000	4.750%, 7/15/27	25,875
	Western Digital Corp.
50,000	10.500%, 4/1/24	58,875
		540,400
Telecommunications: 9.5%
	CB Escrow Corp.
25,000	8.000%, 10/15/25 [1]	25,250
	CenturyLink, Inc.
50,000	5.800%, 3/15/22	50,022
	Frontier Communications Corp.
25,000	6.250%, 9/15/21	20,617
75,000	11.000%, 9/15/25	63,938

	GCI, Inc.
75,000	6.875%, 4/15/25	81,000
	Hughes Satellite Systems Corp.
25,000	5.250%, 8/1/26	26,094
25,000	6.625%, 8/1/26	26,812
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22 [1]	102,500
	Intelsat Jackson Holdings S.A.
25,000	5.500%, 8/1/23	21,312
50,000	8.000%, 2/15/24 [1]	53,875
25,000	9.750%, 7/15/25 [1]	25,313
	Level 3 Financing, Inc.
50,000	5.125%, 5/1/23	50,969
	SBA Communications Corp.
25,000	4.875%, 9/1/24	25,781
	Sprint Capital Corp.
50,000	6.875%, 11/15/28	56,125
	Sprint Communications, Inc.
25,000	6.000%, 11/15/22	26,826
	Sprint Corp.
100,000	7.875%, 9/15/23	116,250
	Telecom Italia SpA
200,000	5.303%, 5/30/24 [1]	218,250
	Telesat Canada / Telesat LLC
50,000	8.875%, 11/15/24 [1]	56,438
	T-Mobile USA, Inc.
100,000	6.625%, 4/1/23	105,502
	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
25,000	7.125%, 12/15/24 [1]	21,312
	Zayo Group LLC / Zayo Capital, Inc.
75,000	5.750%, 1/15/27 [1]	79,688
		1,253,874
Transportation Excluding Air/Rail: 0.8%
	Wabash National Corp.
50,000	5.500%, 10/1/25 [1]	51,063
	XPO Logistics, Inc.
50,000	6.125%, 9/1/23 [1]	52,375
		103,438
Utilities: 2.7%
	AES Corp.
50,000	7.375%, 7/1/21	57,380
	Calpine Corp.
50,000	5.375%, 1/15/23	48,882
50,000	5.750%, 1/15/25	47,438
25,000	5.250%, 6/1/26 [1]	25,000
	Dynegy, Inc.
50,000	8.000%, 1/15/25 [1]	52,000
	NRG Energy, Inc.
50,000	6.625%, 1/15/27	52,625
	NRG Yield Operating LLC
75,000	5.000%, 9/15/26	78,375
		361,700

TOTAL CORPORATE BONDS
(Cost $11,736,825)		12,176,305
Shares
EXCHANGE TRADED FUNDS: 6.8%
2,900	iShares iBoxx $ High Yield Corporate Bond	257,404
28,000	PowerShares Senior Loan Portfolio	648,480
		905,884
TOTAL EXCHANGE TRADED FUNDS
(Cost $904,667)		905,884

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $12,641,492)		13,082,189
Other Assets in Excess of Liabilities: 1.2%		158,353
TOTAL NET ASSETS: 100.0%		$13,240,542

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2017 the value of these securities amounted to $7,270,205 or 54.9% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$12,641,492
Gross unrealized appreciation	480,224
Gross unrealized depreciation	(39,527)
Net unrealized appreciation	$440,697

+ Because tax adjustments are calculated annually at the end of the Muzinich U.S. High Yield Corporate Bond Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$12,176,305	$–	$12,176,305
Exchange Traded Funds	905,884	–	–	905,884
Total Investments in Securities	$905,884	$12,176,305	$–	$13,082,189

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers at the end of the period.

MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 87.3%
Airlines: 0.5%
	American Airlines Group, Inc.
2,600,000	5.500%, 10/1/19 [1]	$2,736,500

Automotive & Auto Parts: 4.4%
	American Axle & Manufacturing, Inc.
2,500,000	6.250%, 3/15/21	2,578,875
	Autodis S.A.
EUR 1,600,000	4.375% (3 Month EURIBOR + 4.375%), 5/1/22 [2]	1,920,189
	Dongfeng Motor Hong Kong International Co. Ltd.
EUR 3,600,000	1.600%, 10/28/18	4,322,974
	FCA Bank SpA
EUR 2,500,000	1.250%, 9/23/20	3,034,343
	Ford Motor Credit Co. LLC
4,700,000	2.597%, 11/4/19	4,740,312
	General Motors Financial Co., Inc.
3,475,000	2.400%, 5/9/19	3,491,639
	Hyundai Capital America
2,600,000	1.750%, 9/27/19	2,560,004
	Hyundai Capital Services, Inc.
1,500,000	1.625%, 8/30/19	1,473,263
	Lear Corp.
2,000,000	5.375%, 3/15/24	2,131,567
		26,253,166

Banking: 20.8%
	ABN AMRO Bank NV
EUR 1,525,000	2.875%, 6/30/25 [6]	1,909,918
	Allied Irish Banks PLC
EUR 4,837,000	4.125%, 11/26/25 [6]	6,142,007
	Aozora Bank Ltd.
890,000	2.750%, 3/9/20	894,420
	Argenta Spaarbank NV
EUR 700,000	3.875%, 5/24/26 [6]	899,064
	Bank of China Hong Kong Ltd.
2,299,000	5.550%, 2/11/20	2,454,530
	Bank of China Ltd.
EUR 4,350,000	0.750%, 7/12/21	5,149,251
	Bank of Tokyo-Mitsubishi UFJ Ltd.
550,000	2.750%, 9/14/20	557,918
	Bankia S.A.
EUR 3,100,000	4.000%, 5/22/24 [6]	3,822,182
	Barclays Bank PLC
GBP 525,000	10.000%, 5/21/21	889,565
3,000,000	7.750%, 4/10/23 [6]	3,093,750
	Barclays PLC
EUR 6,900,000	2.625%, 11/11/25 [6]	8,445,605
	BNP Paribas S.A.
EUR 2,250,000	2.875%, 3/20/26 [6]	2,838,242
	BPCE S.A.
EUR 1,800,000	2.750%, 7/8/26 [6]	2,259,461
	Cagamas Global PLC
950,000	2.530%, 4/26/20	951,692
	CaixaBank S.A.
EUR 2,000,000	3.500%, 2/15/27 [6]	2,503,108

	Commonwealth Bank of Australia
1,000,000	2.300%, 3/12/20	1,005,886
	Credit Agricole S.A.
2,900,000	8.125%, 9/19/33 [6]	3,053,854
	Credit Suisse AG
EUR 6,800,000	5.750%, 9/18/25 [6]	9,101,930
	Deutsche Bank AG
2,500,000	2.850%, 5/10/19	2,525,944
1,200,000	4.250%, 10/14/21	1,258,230
	Erste Group Bank AG
3,200,000	5.500%, 5/26/25 [6]	3,404,000
	Goldman Sachs Group, Inc.
2,500,000	2.485% (3 Month LIBOR USD + 1.170%), 11/15/21 [2]	2,535,439
2,000,000	3.064% (3 Month LIBOR USD + 1.750%), 10/28/27 [2]	2,084,297
	HSBC Holdings PLC
3,000,000	3.400%, 3/8/21	3,094,903
	Ibercaja Banco S.A.
EUR 1,800,000	5.000%, 7/28/25 [6]	2,174,394
	Industrial & Commercial Bank of China Ltd.
3,000,000	2.000%, 5/10/19	2,983,446
	ING Bank NV
2,000,000	4.125%, 11/21/23 [6]	2,039,348
	Intesa Sanpaolo SpA
1,500,000	3.875%, 1/15/19	1,531,735
1,200,000	6.500%, 2/24/21 [1]	1,339,601
1,000,000	3.125%, 7/14/22 [1]	1,003,574
	JPMorgan Chase & Co.
2,000,000	2.214% (3 Month LIBOR USD + 0.900%), 4/25/23 [2]	2,015,734
	Morgan Stanley
3,100,000	2.713% (3 Month LIBOR USD + 1.400%), 10/24/23 [2]	3,172,711
	Nordea Bank AB
1,000,000	4.875%, 5/13/21	1,073,940
	Powszechna Kasa Oszczednosci Bank Polski S.A.
EUR 1,000,000	0.750%, 7/25/21	1,193,741
	Raiffeisen Bank International AG
EUR 7,200,000	4.500%, 2/21/25 [6]	9,137,218
	Royal Bank of Scotland Group PLC
EUR 1,200,000	3.625%, 3/25/24 [6]	1,469,233
	Societe Generale S.A.
EUR 5,800,000	2.500%, 9/16/26 [6]	7,240,280
	Turkiye Garanti Bankasi AS
680,000	4.750%, 10/17/19	696,626
	UBS AG
EUR 6,300,000	4.750%, 2/12/26 [6]	8,250,305
	UniCredit SpA
EUR 2,800,000	2.419% (3 Month EURIBOR + 2.750%), 5/3/25 [2]	3,327,158
3,100,000	6.375%, 5/2/23 [6]	3,171,579
EUR 1,500,000	5.750%, 10/28/25 [6]	1,968,060
		124,663,879

Broadcasting: 1.1%
	Discovery Communications LLC
4,350,000	2.950%, 3/20/23	4,366,890
	Entertainment One Ltd.
GBP 1,500,000	6.875%, 12/15/22	2,199,941
		6,566,831

Cable/Satellite TV: 2.0%
	Altice Financing S.A.
2,450,000	6.500%, 1/15/22 [1]	2,554,125
	CSC Holdings LLC
1,200,000	6.750%, 11/15/21	1,329,000
	SFR Group S.A.
EUR 400,000	5.375%, 5/15/22	494,414
	United Group B.V.
EUR 600,000	4.375%, 7/1/22	728,644
EUR 2,025,000	4.375% (3 Month EURIBOR + 4.375%), 7/1/23 [2]	2,422,361
	Virgin Media Finance PLC
GBP 3,000,000	6.375%, 10/15/24	4,346,919
		11,875,463

Capital Goods: 3.4%
	CNH Industrial Capital LLC
980,000	4.375%, 11/6/20	1,031,450
	Komatsu Finance America, Inc.
2,000,000	2.118%, 9/11/20	1,991,268
	NEW Areva Holding S.A.
EUR 200,000	4.375%, 11/6/19	254,166
EUR 3,900,000	3.250%, 9/4/20	4,869,584
	Norican A/S
EUR 1,625,000	4.500%, 5/15/23	1,942,183
	Pentair Finance S.A.
EUR 2,300,000	2.450%, 9/17/19	2,835,190
	Senvion Holding GmbH
EUR 2,300,000	3.875%, 10/25/22	2,764,839
	Shanghai Electric Newage Co. Ltd.
EUR 1,800,000	1.125%, 5/22/20	2,164,559
	Talent Yield Euro Ltd.
EUR 2,000,000	1.435%, 5/7/20	2,410,864
		20,264,103

Chemicals: 2.9%
	CF Industries, Inc.
6,000,000	3.400%, 12/1/21 [1]	6,122,514
	Chemours Co.
1,500,000	6.625%, 5/15/23	1,603,125
	CNAC HK Finbridge Co. Ltd.
2,200,000	3.000%, 7/19/20	2,212,401
	CNRC Capital Ltd.
EUR 6,000,000	1.871%, 12/7/21	7,252,150
	SPCM S.A.
EUR 250,000	2.875%, 6/15/23	303,968
		17,494,158

Consumer Products: 0.3%
	Newell Brands, Inc.
EUR 1,000,000	3.750%, 10/1/21	1,329,626
	Spectrum Brands, Inc.
200,000	6.125%, 12/15/24	215,250
		1,544,876

Containers: 0.3%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
1,500,000	7.250%, 5/15/24 [1]	1,650,930
		1,650,930

Diversified Financial Services: 10.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,320,086
	Alliance Data Systems Corp.
EUR 850,000	4.500%, 3/15/22	1,045,244
EUR 1,300,000	5.250%, 11/15/23	1,644,859
	AnaCap Financial Europe S.A.
EUR 2,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [2]	2,383,132
	Arrow Global Finance PLC
EUR 2,200,000	4.750% (3 Month EURIBOR + 4.750%), 5/1/23 [2]	2,716,991
	BOC Aviation Ltd.
3,000,000	2.750%, 9/18/22	2,975,142
	Cabot Financial Luxembourg II S.A.
EUR 900,000	5.875% (3 Month EURIBOR + 5.875%), 11/15/21 [2]	1,113,166
	Cabot Financial Luxembourg S.A.
GBP 475,000	7.500%, 10/1/23	695,057
	CCBL Cayman 1 Corp. Ltd.
1,000,000	2.375%, 5/31/19	996,342
	CCTI 2017 Ltd.
4,005,000	3.625%, 8/8/22	3,989,084
	China Great Wall International Holdings III Ltd.
3,000,000	2.750%, 8/31/20	2,983,869
	DAE Funding LLC
775,000	4.000%, 8/1/20 [1]	792,438
1,300,000	4.500%, 8/1/22 [1]	1,335,587
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,098,593
	Garfunkelux Holdco 3 S.A.
GBP 2,300,000	8.500%, 11/1/22	3,331,420
EUR 5,000,000	3.500% (3 Month EURIBOR + 3.500%), 9/1/23 [2]	5,939,014
	Huarong Finance II Co. Ltd.
2,000,000	3.500%, 1/16/18	2,006,690
600,000	2.750%, 6/3/19	597,640
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
875,000	6.250%, 2/1/22	914,375
875,000	6.750%, 2/1/24	926,406
	International Lease Finance Corp.
3,500,000	8.625%, 1/15/22	4,293,358
	Intrum Justitia AB
EUR 600,000	2.625% (3 Month EURIBOR + 2.625%), 7/15/22 [2]	722,699
EUR 1,350,000	2.750%, 7/15/22	1,618,404
	Jerrold Finco PLC
GBP 1,065,000	6.250%, 9/15/21	1,499,166
	LHC3 PLC
EUR 700,000	4.125% Cash or 9.000% PIK, 8/15/24	842,914
	Lincoln Finance Ltd.
EUR 3,125,000	6.875%, 4/15/21	3,928,170
	Mercury Bondco PLC
EUR 4,625,000	7.125% Cash or 7.875% PIK, 5/30/21	5,711,834
EUR 2,700,000	8.250% Cash or 9.000% PIK, 5/30/21	3,368,331
	Newday Bondco PLC
GBP 1,000,000	6.785% (3 Month LIBOR GBP + 6.500%), 2/1/23 [2]	1,303,483
		65,093,494

Diversified Media: 0.2%
	Clear Channel Worldwide Holdings, Inc.
450,000	6.500%, 11/15/22	464,063
250,000	6.500%, 11/15/22	258,750
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	628,400
		1,351,213

Energy: 8.1%
	Anadarko Petroleum Corp.
5,000,000	4.850%, 3/15/21	5,306,573
	Concho Resources, Inc.
750,000	5.500%, 10/1/22	771,525
1,125,000	5.500%, 4/1/23	1,157,681
	Delek & Avner Tamar Bond Ltd.
1,840,000	3.839%, 12/30/18 [1]	1,877,361
	Energy Transfer Partners LP
600,000	4.150%, 10/1/20	627,050
	Gazprom OAO Via Gaz Capital S.A.
EUR 2,700,000	3.389%, 3/20/20	3,363,838
	Gulf South Pipeline Co. LP
2,500,000	4.000%, 6/15/22	2,577,662
	Kinder Morgan Energy Partners LP
1,000,000	6.850%, 2/15/20	1,098,134
	Kinder Morgan, Inc.
3,411,000	3.050%, 12/1/19	3,474,425
	Laredo Petroleum, Inc.
1,000,000	5.625%, 1/15/22	1,012,500
	Lukoil International Finance B.V.
2,000,000	6.125%, 11/9/20	2,184,720
	Marathon Oil Corp.
2,500,000	2.700%, 6/1/20	2,501,534
	Matador Resources Co.
317,000	6.875%, 4/15/23	337,209
	Oasis Petroleum, Inc.
675,000	6.500%, 11/1/21	691,875
	Petrobras Global Finance B.V.
600,000	7.875%, 3/15/19	644,700
EUR 1,700,000	3.750%, 1/14/21	2,154,481
850,000	8.375%, 5/23/21	984,725
	Petroleos Mexicanos
EUR 4,400,000	3.750%, 3/15/19	5,466,567
GBP 1,262,000	8.250%, 6/2/22	2,110,410
	Plains All American Pipeline LP / PAA Finance Corp.
3,500,000	2.600%, 12/15/19	3,494,735
	Rice Energy, Inc.
1,250,000	6.250%, 5/1/22	1,307,813
	Sabine Pass Liquefaction LLC
2,000,000	5.625%, 2/1/21	2,166,070
	Saipem Finance International B.V.
EUR 1,500,000	3.000%, 3/8/21	1,860,542
	Southwestern Energy Co.
450,000	4.100%, 3/15/22	434,813
	Whiting Petroleum Corp.
1,000,000	5.000%, 3/15/19	1,005,300
		48,612,243

Food & Drug Retail: 0.1%
	Iceland Bondco PLC
GBP 494,784	4.545% (3 Month LIBOR GBP + 4.250%), 7/15/20 [2]	664,170

Food/Beverage/Tobacco: 3.3%
	BAT Capital Corp.
2,000,000	2.297%, 8/14/20 [1]	2,007,772
2,000,000	2.195% (3 Month LIBOR USD + 0.880%), 8/15/22 [1,2]	2,007,894
	Bright Food Singapore Holdings Pte. Ltd.
EUR 5,000,000	1.625%, 6/3/19	6,018,969
EUR 3,170,000	1.125%, 7/18/20	3,778,471
	Bunge Ltd. Finance Corp.
525,000	3.000%, 9/25/22	526,196
	Kraft Heinz Foods Co.
4,300,000	4.875%, 2/15/25	4,598,247
	Smithfield Foods, Inc.
900,000	3.350%, 2/1/22 [1]	918,949
		19,856,498

Gaming: 1.2%
	Intralot Capital Luxembourg S.A.
EUR 2,000,000	6.750%, 9/15/21	2,535,811
EUR 1,605,000	5.250%, 9/15/24	1,923,591
	Scientific Games International, Inc.
2,500,000	7.000%, 1/1/22 [1]	2,659,375
		7,118,777

Healthcare: 2.6%
	Allergan Funding SCS
EUR 1,000,000	0.500%, 6/1/21	1,187,421
	LifePoint Health, Inc.
1,850,000	5.500%, 12/1/21	1,913,594
425,000	5.875%, 12/1/23	450,627
	Limacorporate SpA
EUR 1,150,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/23 [2]	1,386,361
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
455,000	4.875%, 4/15/20 [1]	455,000
325,000	5.750%, 8/1/22 [1]	319,312
	Mylan NV
3,675,000	2.500%, 6/7/19	3,691,013
	Teva Pharmaceutical Finance IV B.V.
EUR 435,000	2.875%, 4/15/19	534,325
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 880,000	0.375%, 7/25/20	1,032,030
	Teva Pharmaceutical Finance Netherlands III B.V.
3,000,000	1.700%, 7/19/19	2,957,934
	Valeant Pharmaceuticals International, Inc.
425,000	6.500%, 3/15/22 [1]	450,500
1,350,000	7.000%, 3/15/24 [1]	1,444,622
		15,822,739

Homebuilders/Real Estate: 2.7%
	ADLER Real Estate AG
EUR 800,000	4.750%, 4/8/20	997,625
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,975,000	2.875%, 7/15/22	2,385,803
	Kennedy Wilson Europe Real Estate PLC
GBP 3,375,000	3.950%, 6/30/22	4,669,722
	NE Property Cooperatief UA
EUR 4,648,000	3.750%, 2/26/21	5,999,765
	SATO Oyj
EUR 1,800,000	2.250%, 9/10/20	2,229,802
		16,282,717

Insurance: 0.2%
	Ardonagh Midco 3 PLC
GBP 970,000	8.375%, 7/15/23	1,351,790

Leisure: 0.9%
	CPUK Finance Ltd.
GBP 875,000	4.875%, 8/28/25	1,195,511
GBP 1,564,000	4.250%, 8/28/22	2,140,054
	NCL Corp. Ltd.
2,000,000	4.625%, 11/15/20 [1]	2,055,000
		5,390,565

Metals/Mining: 1.4%
	CONSOL Energy, Inc.
1,500,000	5.875%, 4/15/22	1,522,500
	First Quantum Minerals Ltd.
1,000,000	7.000%, 2/15/21 [1]	1,033,750
950,000	7.250%, 5/15/22 [1]	977,312
	Glencore Canada Financial Corp.
GBP 705,000	7.375%, 5/27/20	1,086,378
	Glencore Finance Europe S.A.
GBP 2,600,000	6.500%, 2/27/19	3,736,050
		8,355,990

Quasi & Foreign Government: 0.3%
	China Development Bank
EUR 1,700,000	0.125%, 1/24/20	2,003,707

Railroads: 1.3%
	Eastern Creation II Investment Holdings Ltd.
2,002,000	2.625%, 11/20/17	2,001,035
EUR 2,400,000	1.500%, 7/29/19	2,900,083
1,500,000	2.750%, 9/26/20	1,509,861
	Russian Railways via RZD Capital PLC
700,000	3.450%, 10/6/20	705,290
EUR 600,000	3.374%, 5/20/21	762,701
		7,878,970

Services: 1.3%
	Cognita Financing PLC
GBP 2,000,000	7.750%, 8/15/21	2,793,895
	Iron Mountain Europe PLC
GBP 1,000,000	6.125%, 9/15/22	1,402,308
	Loxam SAS
EUR 525,000	3.500%, 4/15/22	652,590
	Manutencoop Facility Management SpA
EUR 1,250,000	8.500%, 8/1/20	1,492,140
	Thomas Cook Group PLC
EUR 1,275,000	6.250%, 6/15/22	1,642,838
		7,983,771

Steel: 2.5%
	ArcelorMittal
3,000,000	6.000%, 3/1/21	3,307,500
	Bao-trans Enterprises Ltd.
EUR 3,300,000	1.625%, 2/23/18	3,923,486
	Shougang Group Co. Ltd.
2,000,000	3.375%, 12/9/19	2,017,292
EUR 5,000,000	1.350%, 8/7/20	5,955,088
		15,203,366

Super Retail: 2.8%
	AA Bond Co. Ltd.
2,807,000	2.875%, 1/31/22	3,803,971
	Hema Bondco I B.V.
EUR 800,000	6.250% (3 Month EURIBOR + 6.250%), 7/15/22 [2]	969,885
	Lotte Shopping Business Management Ltd.
2,000,000	2.375%, 9/5/20	1,990,318
	Masaria Investments SAU
EUR 3,350,000	4.888% (3 Month EURIBOR + 5.250%), 9/15/24 [2]	3,970,964
	Maxeda DIY Holding B.V.
EUR 4,375,000	6.125%, 7/15/22	5,427,099
	Mobilux Finance SAS
EUR 375,000	5.500%, 11/15/24	471,503
		16,633,740

Technology: 3.5%
	Alibaba Group Holding Ltd.
1,000,000	2.500%, 11/28/19	1,008,784
1,900,000	3.125%, 11/28/21	1,945,647
	Baidu, Inc.
800,000	3.250%, 8/6/18	808,109
2,500,000	2.750%, 6/9/19	2,531,492
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,050,000	2.375%, 1/15/20 [1]	1,056,385
	CommScope, Inc.
1,925,000	5.500%, 6/15/24 [1]	2,021,250
	Dell International LLC / EMC Corp.
5,450,000	3.480%, 6/1/19 [1]	5,560,462
3,300,000	4.420%, 6/15/21 [1]	3,467,615
	Western Digital Corp.
2,375,000	10.500%, 4/1/24	2,796,563
		21,196,307

Telecommunications: 4.2%
	AT&T, Inc.
1,608,000	3.800%, 3/15/22	1,676,715
1,109,000	3.000%, 6/30/22	1,120,989
EUR 1,300,000	0.521% (3 Month EURIBOR + 0.850%), 9/4/23 [2]	1,566,922
	Bharti Airtel International Netherlands B.V.
EUR 775,000	4.000%, 12/10/18	957,131
	Crystal Almond SARL
EUR 2,295,000	10.000%, 11/1/21	3,031,413
	Matterhorn Telecom S.A.
EUR 610,714	3.250% (3 Month EURIBOR + 3.250%), 2/1/23 [2]	724,022
	Sprint Corp.
1,625,000	7.875%, 9/15/23	1,889,063
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
8,300,000	3.360%, 9/20/21 [1]	8,445,250
	TalkTalk Telecom Group PLC
GBP 1,200,000	5.375%, 1/15/22	1,683,251
	Telecom Italia SpA
GBP 1,000,000	6.375%, 6/24/19	1,453,352
	Verizon Communications, Inc.
1,675,000	3.500%, 11/1/21	1,743,408
	VimpelCom Holdings B.V.
1,150,000	3.950%, 6/16/21	1,159,200
		25,450,716

Transportation Excluding Air/Rail: 1.2%
	Firstgroup PLC
GBP 2,000,000	8.125%, 9/19/18	2,857,148
	Heathrow Funding Ltd.
GBP 1,100,000	6.250%, 9/10/18	1,544,065
	HPHT Finance 15 Ltd.
2,200,000	2.250%, 3/17/18	2,198,968
	Naviera Armas S.A.
EUR 200,000	6.500% (3 Month EURIBOR + 6.500%), 7/31/23 [2]	255,630
	Nuovo Trasporto Viaggiatori SpA
EUR 500,000	3.500% (3 Month EURIBOR + 3.500%), 6/1/23 [2]	604,980
		7,460,791

Utilities: 3.0%
	Beijing Energy Investment Holdings Ltd.
EUR 800,000	1.500%, 7/28/18	955,244
	Beijing Gas Singapore Capital Corp.
1,200,000	2.750%, 5/31/22	1,189,231
	Calpine Corp.
3,000,000	6.000%, 1/15/22 [1]	3,116,250
	Drax Finco PLC
GBP 725,000	4.250%, 5/1/22	1,012,398
	EDP Finance B.V.
2,400,000	4.900%, 10/1/19 [1]	2,522,760
	EP Energy A/S
EUR 3,400,000	5.875%, 11/1/19	4,481,848
	Israel Electric Corp. Ltd.
2,400,000	7.250%, 1/15/19	2,545,798
	NRG Energy, Inc.
1,000,000	6.250%, 7/15/22	1,055,000
	State Grid Overseas Investment 2016 Ltd.
1,300,000	2.250%, 5/4/20	1,297,608
		18,176,137
TOTAL CORPORATE BONDS
(Cost $509,997,222)		524,937,607

CONVERTIBLE BONDS: 0.6%
Banking: 0.6%
	de Volksbank NV
EUR 3,000,000	3.750%, 11/5/25 [6]	3,836,047

TOTAL CONVERTIBLE BONDS
(Cost $3,725,454)		3,836,047

BANK LOANS: 8.9%
Cable/Satellite TV: 0.4%
	Telenet International Finance Luxembourg S.A.
EUR 1,000,000	3.000% (3 Month EURIBOR + 3.000%), 3/31/26 [2,3]	1,194,079
	Ziggo Secured Finance B.V.
EUR 1,000,000	3.000% (6 Month EURIBOR + 3.000%), 4/15/25 [2,3]	1,190,574
		2,384,653

Capital Goods: 0.5%
	SLV GmbH
EUR 1,000,000	4.250% (1 Month EURIBOR + 4.250%), 1/3/24 [2,3]	1,137,572
	Wittur Holding GmbH
EUR 1,320,000	6.000% (2 Month EURIBOR + 5.000%), 3/31/22 [2,3]	1,584,921
		2,722,493

Chemicals: 0.6%
	Flint Group
EUR 3,000,000	3.750% (3 Month EURIBOR + 3.000%, 9/7/21 [2,3]	3,501,359

Containers: 0.5%
	Powerflute
EUR 2,424,242	5.000% (3 Month EURIBOR + 5.000%), 11/16/23 [2,3]	2,905,309

Diversified Financial Services: 0.2%
	Park Resorts
GBP 1,000,000	4.504% (1 Month PIBOR + 4.250%), 2/9/24 [2,3]	1,344,466

Diversified Media: 0.3%
	Cision Ltd.
EUR 1,363,636	4.250% (1 Month EURIBOR + 4.250%), 6/16/23 [2,3]	1,632,487

Energy: 0.5%
	LSF9 Robin Investments Ltd.
EUR 2,500,000	3.000% (3 Month EURIBOR + 3.000%), 12/14/23 [2,3]	2,968,030

Food/Beverage/Tobacco: 1.3%
	Holland & Barrett International Ltd.
4,016,603	5.495% (1 Month LIBOR USD + 5.250%), 8/30/24 [2,3]	5,255,379
	Refresco Group NV
EUR 2,000,000	2.750% (3 Month EURIBOR + 2.750%), 9/26/24 [2,3]	2,390,970
		7,646,349

Healthcare: 1.5%
	Avantor Performance Materials, Inc.
EUR 4,807,692	4.250% (3 Month EURIBOR + 4.250%), 9/20/24 [2,3,4,5]	5,707,039
	HRA Pharma
EUR 3,000,000	3.500% (3 Month EURIBOR + 3.500%), 7/31/24 [2,3,4,5]	3,554,917
		9,261,956

Leisure: 0.2%
	HotelBeds Group
EUR 1,000,000	4.000% (3 Month EURIBOR + 4.000%), 9/12/23 [2,3,4,5]	1,195,804

Services: 0.2%
	Verisure Holding AB
EUR 1,000,000	3.000% (3 Month EURIBOR + 3.000%), 10/21/22 [2,3]	1,185,321

Super Retail: 0.2%
	Coty B.V.
EUR 992,481	2.750% (3 Month EURIBOR + 2.750%), 10/27/22 [2,3]	1,185,881

Technology: 1.1%
	Assystem Energy & Infrastructure
EUR 5,000,000	4.750% (1 Week EURIBOR + 4.750%), 7/12/24 [2,3,4,5]	5,850,373
	Equinix, Inc.
EUR 997,500	2.500% (3 Month EURIBOR + 2.500%), 1/5/24 [2,3]	1,185,452
		7,035,825

Telecommunications: 0.6%
	Eircom Holdings (Ireland) Ltd.
EUR 1,192,584	3.250% (1 Month EURIBOR + 3.250%), 4/19/24 [2,3]	1,417,435
	Interoute Communications Ltd.
EUR 2,058,824	3.250% (1 Month EURIBOR + 3.250%), 9/29/23 [2,3]	2,433,310
		3,850,745

	Transportation Excluding Air/Rail: 0.8%
	Swissport Financing Sarl
EUR 4,000,000	3.750% (6 Month EURIBOR + 3.750%), 2/9/22 [2,3,4,5]	4,781,515

	TOTAL BANK LOANS
	(Cost $51,400,415)	53,602,193

	TOTAL INVESTMENTS IN SECURITIES: 96.8%
	(Cost $565,123,091)	582,375,847
	Other Assets in Excess of Liabilities: 3.2%	19,052,545
	TOTAL NET ASSETS: 100.0%	$601,428,392

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
GBP	Great Britain Pound
PIK	Payment in Kind - Represents the security may pay additional interest in Par.

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2017 the value of these securities amounted to $59,932,088 or 10.0% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2017. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (LIBOR) or (iii) the Certificate of Deposit rate.  Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Step-up bond; rate shown is the rate in effect on September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
Cost of investments	$565,123,091
Gross unrealized appreciation	18,379,692
Gross unrealized depreciation	(1,126,936)
Net unrealized appreciation	$17,252,756

*Because tax adjustments are calculated annually at the end of the Muzinich Low Duration Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Schedule of Forward Foreign Currency Exchange Contracts
September 30, 2017 (Unaudited)

The Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

	Amount of	Amount of	Amount of	Amount of
Forward	Currency to be	Currency to be	Currency to be	Currency to be	Unrealized
Settlement	Delivered in	Delivered in	Received in	Received in	Appreciation
Date	Local Currency	U.S. Dollars	Local Currency	U.S. Dollars	(Depreciation)
10/23/2017	EUR 250,000,000	$295,863,545	$294,188,680	$294,188,680	$(1,674,865)
10/23/2017	$119,360,400	119,360,400	EUR 102,000,000	120,712,326	1,351,926
12/12/2017	EUR 97,000,000	115,127,564	$116,101,479	116,101,479	973,915
10/23/2017	GBP 44,000,000	59,007,628	$57,514,067	57,514,067	(1,493,561)
		$589,359,137		$588,516,552	$(842,585)

The Fund's average notional value of forward foreign currency exchange contracts outstanding during the period ended September 30, 2017, was $269,162,036.

The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$524,937,607	$–	$524,937,607
Convertible Bonds	–	3,836,047	–	3,836,047
Bank Loans	–	53,602,193	–	53,602,193
Total Assets:	$–	$582,375,847	$–	$582,375,847
Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$842,585	$–	$842,585
Total Liabilities:	$–	$842,585	$–	$842,585

The Fund did not invest in Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers at the end of the period.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for and how they affect an entity's results of operations and financial position.  The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The tables below show the effects of derivative instruments on the financial statements.

Statements of Assets & Liabilities:

Fair values of derivative instruments as of September 30, 2017 (unaudited):

	Asset Derivatives		Liability Derivatives
	as of September 30, 2017		as of September 30, 2017
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$-	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(842,585)
		$-		$(842,585)

Statements of Operations:

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2017 (unaudited):

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain on forward foreign currency exchange contracts	$(14,956,697)	$ (3,651,393)

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions foverned under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2017 (unaudited).

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities
Forward foreign currency exchange contracts	$842,585	$-	$842,585	$-	$-	$842,585
Total	$842,585	$-	$842,585	$-	$-	$842,585

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                        November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                        November 28, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                        November 29, 2017

* Print the name and title of each signing officer under his or her signature.